INCOME TAXES - Income Tax Recognized in Profit or Loss (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax expense	$ 594	$ 576	$ 474
Origination and reversal of temporary differences	(247)	(51)	75
Changes in tax rates or the imposition of new taxes	(13)	4	(6)
Unrecognized deferred taxes	(64)	52	17
Net income before income tax	1,953	2,029	1,935
Income tax expense calculated at the domestic rates applicable to profits in the country concerned	524	622	626
Change in substantively enacted tax rates	(13)	4	(6)
International operations subject to different tax rates	35	(10)	(5)
Taxable income attributable to non-controlling interests	(106)	(73)	(91)
Portion of gains subject to different tax rates	(150)	(64)	23
Deferred tax assets not recognized	(64)	52	17
Permanent differences and other	44	50	(4)
Total income tax expense	$ 270	$ 581	$ 560